Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Prepayment and other current assets
Prepayments for products procurement	$ 2,902,347	$ 11,445,152
Prepayments for service procurement	210,863	2,102,793
Prepaid online platform promotion fees	644,564	1,131,082
Deposits	1,350,613	1,531,033
Loan deposits		430,034
Value-added tax (“VAT”) recoverable	2,761,299	2,354,309
Employee advances	13,676	85,495
Rental prepayments	278,364	107,521
Sales return assets	463,361	1,802,499
Others	575,151	376,344
Total	$ 9,200,238	$ 21,366,262